SHAREHOLDERS' EQUITY AND SHARE OWNERSHIP AND RIGHTS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY AND SHARE OWNERSHIP AND RIGHTS

NOTE 14 – SHAREHOLDERS’ EQUITY

The Company held a Special General Meeting on February 28, 2022, at which the Company’s shareholders adopted the Amended and Restated Articles of Association of the Company. The Company held its Annual General Meeting on April 12, 2022, at which the Company’s shareholders approved an increase to the authorized share capital to 50,000,000,000 ordinary shares from 12,500,000,000, no par value. The Company held a further Annual General Meeting on November 3, 2022, at which the Company’s shareholders approved an increase to the authorized share capital to 500,000,000,000 ordinary shares from 50,000,000,000, no par value (see Note 17). These ordinary shares are not redeemable and do not have any preemptive rights.

Holders of the Company’s ordinary shares have one vote for each ordinary share held on all matters submitted to a vote of shareholders at a shareholders meeting. The board of directors shall determine and provide a record date for each shareholders meeting and all shareholders at such record date may vote. Unless stipulated differently in the Companies Law or in the articles of association, all shareholders’ resolutions shall be approved by a simple majority vote.

Under Israeli law, the Company may declare and pay dividends only if, upon the determination of our board of directors, there is no reasonable concern that the distribution will prevent the Company from being able to meet the terms of our existing and foreseeable obligations as they become due. Under the Companies Law, the distribution amount is further limited to the greater of retained earnings or earnings generated over the two most recent years legally available for distribution according to our then last reviewed or audited financial statements, provided that the date of the financial statements is not more than six months prior to the date of distribution. In the event that the Company does not have retained earnings or earnings generated over the two most recent years legally available for distribution, the Company may seek the approval of the court in order to distribute a dividend. The court may approve our request if it determines that there is no reasonable concern that the payment of a dividend will prevent the Company from satisfying existing and foreseeable obligations as they become due.

The Bank of New York Mellon, as depositary, has registered and delivered American Depositary Shares, also referred to as ADSs. Following an ADS ratio adjustment effective August 1, 2022, each ADS represents five thousand (5,000) ordinary shares (or a right to receive five thousand (5,000) ordinary shares). Each ADS will also represent any other securities, cash or other property which may be held by the depositary. ADSs may be held either (a) directly (1) by having an American Depositary Receipt, also referred to as an ADR, which is a certificate evidencing a specific number of ADSs or (2) by having uncertificated ADSs, or (b) indirectly by holding a security entitlement in ADSs through a broker or other financial institution that is a direct or indirect participant in The Depository Trust Company, also called DTC.

On August 9, 2022 the Company completed an offering (the “Offering”) of 11,050,000,000 ordinary shares represented by 2,210,000 ADSs at a purchase price of $5.00 per ADS and pre-funded warrants (the “Pre-Funded Warrants”) to purchase 5,750,000,000 ordinary shares represented by 1,150,000 ADSs at a per pre-funded warrant price of $4.9999, with each ADS and Pre-Funded Warrant accompanied by an ordinary warrant (the “Common Warrant”), for aggregate gross proceeds of $16.8 million, resulting in net proceeds of approximately $14.9 million. Each Common Warrant has an exercise price of $5.00 per ADS and expires on the fifth anniversary of the Closing Date. On the Closing Date, the holder of Pre-Funded Warrants sold in the Offering exercised its Pre-Funded Warrants in full.

In connection with the Offering, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain institutional investors. The Purchase Agreement provided that for a period of 180 days following the closing of the Offering, the Company will not effect or enter into an agreement to effect a “variable rate transaction” as defined in the Purchase Agreement. Further, the Company has agreed in the Purchase Agreement not to issue, enter into any agreement to issue or announce the issuance or proposed issuance of any ADSs or ordinary shares or their equivalents, subject to certain exceptions, for a period of 90 days after the closing of the Offering. The Purchase Agreement also contained representations, warranties, indemnification and other provisions customary for transactions of this nature.

Warrants

The following table summarizes warrant activities during the year ended December 31, 2021 and the nine months ended September 30, 2022:

		Weighted
	ADSs	Average
	Underlying	Exercise Price
	Warrants	Per Share
Outstanding at December 31, 2021	137,282	$55.39
Granted	5,385,374	11.21
Terminated	(232,349)	49.75
Exercised – Cashless and Pre Funded Warrants	(1,921,487)	—
Outstanding and exercisable at September 30, 2022	3,368,820	$5.35

As of September 30, 2022, outstanding warrants expire in 2024 and 2027, and have an intrinsic value of $0.

NOTE 13 – SHAREHOLDERS’ EQUITY AND SHARE OWNERSHIP AND RIGHTS

Quoin Inc.

Quoin Inc.’s authorized capital stock consisted of 10,000 shares of common stock. On March 5, 2018, in connection with the incorporation as a Delaware corporation, Quoin Inc. issued 100 shares for a consideration of $100 split equally between the two founders and officers of Quoin Inc. In connection with the Merger transaction, the two founders exchanged their shares in Quoin Inc. for 240,292 ADSs in Quoin Ltd., which was subsequently reduced to 224,388 ADSs in May 2022 following the determination of the number of shares held in escrow allocated to certain former shareholders of Cellect. All share and per share amounts have been adjusted to reflect this recapitalization.

Quoin Ltd.

As of December 31, 2021, Quoin Ltd.’s authorized share capital consisted of 12,000,000,000 ordinary shares, no par value. These ordinary shares are not redeemable and do not have any preemptive rights. However, the Investor has certain approval rights in connection with the issuance of additional shares. Holders of our ordinary shares have one vote for each ordinary share held on all matters submitted to a vote of shareholders at a shareholders meeting. Shareholders may vote at shareholders meetings either in person, by proxy or by written ballot. Israeli law does not allow public companies to adopt shareholder resolutions by means of written consent in lieu of a shareholders meeting. The board of directors shall determine and provide a record date for each shareholders meeting and all shareholders at such record date may vote. Unless stipulated differently in the Companies Law or in the articles of association, all shareholders’ resolutions shall be approved by a simple majority vote.

Under Israeli law, the Company may declare and pay dividends only if, upon the determination of our board of directors, there is no reasonable concern that the distribution will prevent us from being able to meet the terms of our existing and foreseeable obligations as they become due. Under the Companies Law, the distribution amount is further limited to the greater of retained earnings or earnings generated over the two most recent years legally available for distribution according to our then last reviewed or audited financial statements, provided that the date of the financial statements is not more than six months prior to the date of distribution. In the event that the Company does not have retained earnings or earnings generated over the two most recent years legally available for distribution, the Company may seek the approval of the court in order to distribute a dividend. The court may approve our request if it determines that there is no reasonable concern that the payment of a dividend will prevent the Company from satisfying our existing and foreseeable obligations as they become due.

The Bank of New York Mellon, as depositary, has registered and delivered American Depositary Shares, also referred to as ADSs. Post August 1, 2022 change in ADS ratio, each ADS represents (5,000) ordinary shares (or a right to receive five thousand (5,000) ordinary shares). Each ADS will also represent any other securities, cash or other property which may be held by the depositary. ADSs may be held either (a) directly (1) by having an American Depositary Receipt, also referred to as an ADR, which is a certificate evidencing a specific number of ADSs or (2) by having uncertificated ADSs, or (b) indirectly by holding a security entitlement in ADSs through a broker or other financial institution that is a direct or indirect participant in The Depository Trust Company, also called DTC.

Warrants and Options

The following vested stock options and warrants were outstanding at December 31, 2021, exercisable into ADSs:

	ADSs	Exercise Price	Year of maturity
Warrants held by 2020 noteholders	29,388	$49.75	2026
Warrants held by Investor	99,074	$49.75	2026
Options held by former Cellect optionholders	5,746	636.75	2022
Warrants held by former Cellect warrantholders	8,820	$137.50	2022-2024
Total	143,028
1)	The options held by former Cellect optionholders fully vested at the closing of the Merger and expire between January and October 2022. The incremental fair value of the stock options at the closing of the Merger was not significant. The options were issued under the Cellect Ltd. Employee Shares Incentive Plan (the “2014 Plan”). The 2014 Plan was amended and restated and initial grants were made to Company officers and directors, approved at the Company Annual General Meeting held on April 12, 2022. See Note 17.

The intrinsic value of the above stock options and warrants at December 31, 2021 was negligible.

Effective as of March 13, 2022, the Company issued warrants to the Investor under the terms of the Primary Financing, exercisable into ADSs in the following aggregate amounts. See Note 17.

	ADSs	Exercise Price
Series A warrants (1)	533,274	$49.75
Series B warrants (1)	533,274	$49.75
Series C warrants (1)	191,174	$49.75
Total	1,257,722
(1)	The Company expects to issue each of 191,174 additional Series A and Series B Warrants to the Investor upon exercise of the Series C Warrant, which are assumed to be exercised and, therefore, are included in the totals of the Series A and B warrants in the table above.